Note Payable and Line of Credit (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Interest Payments on Debt

During the years ended December 31, 2012, 2011, and 2010, the Company made the following interest payments on its borrowings:

	2012	2011	2010
Mahrt Loan	$2,533,285	$4,984,171	$6,212,596
CoBank Loan	726,347	—	—
Senior loan	—	—	876,489
Mezzanine loan	—	—	295,281

	$3,259,632	$4,984,171	$7,384,366